CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 59,998	$ 56,547	$ 50,344
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	19,170	20,083	21,068
Loss in respect of trading marketable securities and other investments	8	107	89
Increase in liability for employee rights upon retirement	3,298	3,199	2,507
Share in losses of affiliated and other companies, net	277	123	706
Deferred income taxes	(1,607)	(383)	(3,125)
Capital loss on sale of property and equipment, net	27	128	89
Increase in accounts receivable	(3,728)	(5,227)	(26)
Decrease (increase) in other current and non-current assets	6,843	(6,498)	(3,169)
Decrease in inventories	2,614	3,366	1,102
Increase (decrease) in accounts payable	(2,136)	176	(1,863)
Increase (decrease) in deferred revenues	2,235	(804)	5,703
Increase in other current and non-current liabilities	1,579	3,450	3,793
Net cash provided by operating activities	88,578	74,267	77,218
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(3,324)	(3,353)	(2,384)
Capital expenditures	(21,776)	(13,632)	(14,243)
Return from (investment in) affiliated company	147	78	(323)
Repayment of (investments in) long - term deposit	57	(122)	(100)
Return from (investments in) other companies, net	(185)	630	(477)
Proceeds from sale of property and equipment	901	459	199
Sale of marketable securities	0	0	99
Net cash used in investment activities	(24,180)	(15,940)	(17,229)
Cash flows from financing activities
Repayment of long-term loan	0	0	(11,732)
Short term credit from banking institutions	(114)	(433)	299
Acquisition of company shares	(3,100)	0	(6,613)
Dividend paid	(37,585)	(28,050)	(11,561)
Dividend paid to non-controlling interests	(1,908)	(3,286)	(3,327)
Net cash used in financing activities	(42,707)	(31,769)	(32,934)
Effect of exchange rate changes on cash and cash equivalents	8,503	(2,635)	(1,471)
Net change in cash and cash equivalents	30,194	23,923	25,584
Balance of cash and cash equivalents at beginning of year	77,357	53,434	27,850
Balance of cash and cash equivalents at end of year	107,551	77,357	53,434
Supplementary disclosure of cash flow information
Interest paid	0	24	358
Income taxes paid, net of refunds	$ 16,711	$ 14,790	$ 10,926